Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 117,202	$ 69,098	$ 129,537
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	200,782	199,355	197,892
Non-cash acquisition, impairment and restructuring related costs	34,297	42,768	16,909
Share-based compensation expense	42,188	37,935	25,356
Excess tax benefits from share-based compensation	(1,596)	(3,130)	(1,489)
Deferred income taxes	(41,291)	(68,086)	(22,767)
Loss on early redemption of debt	4,560	0	0
Changes in fair value of contingent consideration	0	(11,127)	(11,463)
Other items, net	10,632	(13,611)	11,215
Net changes in operating assets and liabilities:
Accounts receivable	(16,561)	(14,921)	(14,289)
Inventories	(41,792)	(17,499)	(20,376)
Prepaid expenses and other	(2,273)	(7,923)	(1,199)
Other assets	(13,090)	257	7
Accounts payable	(5,495)	(6,793)	(9,945)
Accrued and other liabilities	(21,482)	24,655	(25,042)
Income taxes	16,034	23,829	(35,328)
Other liabilities	5,850	4,150	5,862
Net cash provided by operating activities	287,965	258,957	244,880
Cash flows from investing activities:
Purchases of property, plant and equipment	(86,591)	(84,468)	(101,996)
Proceeds from sale of equipment	35	44	1,312
Purchases of intangible assets	(10,412)	(34,225)	(26,089)
Cash paid for investments	(9,426)	(4,319)	(8,173)
Purchases of short-term investments	(420,158)	(20,346)	(39,942)
Sales of short-term investments	275,779	63,146	5,999
Cash paid for acquisitions, net of cash acquired	(160,436)	(170,546)	(131,997)
Other investing activities	3,608	(1,021)	0
Net cash used in investing activities	(407,601)	(251,735)	(300,886)
Cash flows from financing activities:
Purchase of call option related to cash convertible notes	(105,170)	0	0
Proceeds from issuance of warrants, net of issuance costs	68,900	0	0
Net repayment/proceeds from short-term debt	0	(1,451)	(143,311)
Proceeds from debt issuance, net of issuance costs	716,967	13	397,916
Repayment of debt	(387,050)	(2,285)	(1,607)
Principal payments on capital leases	(4,579)	(4,215)	(3,780)
Proceeds from subscription receivables	536	1,062	1,036
Excess tax benefits from share based compensation	1,596	3,130	1,489
Proceeds from the exercise of stock options	12,131	25,337	16,579
Purchase of treasury shares	(126,889)	(86,029)	(35,653)
Acquisition of noncontrolling interest	(325)	(487)	(57)
Other financing activities	16,726	(3,834)	(6,008)
Net provided by (used in) financing activities	192,843	(68,759)	226,604
Effect of exchange rate changes on cash and cash equivalents	(10,843)	(2,197)	2,306
Net increase (decrease) in cash and cash equivalents	62,364	(63,734)	172,904
Cash and cash equivalents, beginning of year	330,303	394,037	221,133
Cash and cash equivalents, end of year	392,667	330,303	394,037
Supplemental cash flow disclosures:
Cash paid for interest	24,052	31,000	17,298
Cash paid for income taxes	12,539	14,518	61,586
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	342	449	492
Investment acquired in non-monetary exchange	0	0	3,842
Intangible assets acquired in non-monetary exchange	$ 0	$ 0	$ 5,658